Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005448 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005448 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005448 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005448 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005448 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005448 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005448 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005448 | Merck
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005448 | Boston Scientific
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005448 | Vertex Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005448 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000005448 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000005448 | Implants
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005448 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005448 | Payors
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005448 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005448 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005448 | Providers
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005448 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005448 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005449 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005449 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005449 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005449 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005449 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005449 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005449 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005449 | Merck
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005449 | Boston Scientific
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005449 | Vertex Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005449 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000005449 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000005449 | Implants
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000005449 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005449 | Payors
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005449 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005449 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005449 | Providers
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005449 | Distribution
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005449 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%